UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08346

Morgan Stanley Eastern Europe Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31, 2014

Date of reporting period:	March 31, 2014

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Eastern Europe Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (98.2%)
Austria (9.0%)
Banks
Erste Group Bank AG	66,962	$2,292
Raiffeisen Bank International AG	51,359	1,716
		4,008
Insurance
Vienna Insurance Group AG Wiener Versicherung Gruppe	43,365	2,142
		6,150
Czech Republic (5.0%)
Banks
Komercni Banka AS	9,506	2,271

Textiles, Apparel & Luxury Goods
Pegas Nonwovens SA	38,700	1,172
		3,443
Hungary (4.2%)
Pharmaceuticals
Richter Gedeon Nyrt	164,025	2,863

Poland (26.9%)
Air Freight & Logistics
Integer.pl SA (a)	14,975	1,431

Banks
Bank Zachodni WBK SA	23,052	3,149
Bank Pekao SA	49,682	3,215
		6,364
Beverages
Stock Spirits Group PLC (a)	463,926	2,280

Diversified Telecommunication Services
Orange Polska SA	535,029	1,830

Food & Staples Retailing
Jeronimo Martins SGPS SA	95,610	1,606

Oil, Gas & Consumable Fuels
Polskie Gornictwo Naftowe i Gazownictwo SA	885,339	1,300

Road & Rail
PKP Cargo SA (a)	26,763	799

Textiles, Apparel & Luxury Goods
LPP SA	978	2,873
		18,483
Romania (8.4%)
Banks
Banca Transilvania (a)	2,431,340	1,297

Diversified Financial Services
Fondul Proprietatea SA	7,780,868	1,996

Oil, Gas & Consumable Fuels
Societatea Nationala de Gaze Naturale ROMGAZ SA GDR (a)(b)	109,046	1,090
OMV Petrom SA	10,507,000	1,385
		2,475
		5,768
Russia (39.6%)
Banks
Sberbank of Russia	541,650	1,292

Chemicals
Phosagro OAO GDR	97,818	1,098

Energy Equipment & Services
Eurasia Drilling Co., Ltd. GDR	24,495	629

Internet Software & Services
Mail.ru Group Ltd. GDR (a)(b)	57,000	2,028
Mail.ru Group Ltd. GDR (a)	17,499	623
Yandex N.V., Class A (a)	60,630	1,830
		4,481
Oil, Gas & Consumable Fuels
Gazprom OAO ADR	219,717	1,697
Lukoil OAO ADR	87,177	4,853
NovaTek OAO (Registered GDR)	44,000	4,857
Rosneft OAO (Registered GDR)	377,700	2,519
		13,926
Wireless Telecommunication Services
MegaFon OAO GDR (b)	57,090	1,623
Mobile Telesystems OJSC ADR	91,927	1,608
Sistema JSFC GDR	109,762	2,476
		5,707
		27,133
United States (5.1%)
Information Technology Services
EPAM Systems, Inc. (a)	55,267	1,818
Luxoft Holding, Inc. (a)	48,228	1,692
		3,510
Total Common Stocks (Cost $60,699)		67,350

Short-Term Investment (2.5%)
Investment Company (2.5%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $1,733)	1,732,712	1,733
Total Investments (100.7%) (Cost $62,432) (d)+		69,083
Liabilities in Excess of Other Assets (-0.7%)		(478)
Net Assets (100.0%)		$68,605

(a)	Non-income producing security.
(b)	144A security – Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.

(d)

The approximate fair value and percentage of net assets, $58,779,000 and 85.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At March 31, 2014, the U.S. Federal income tax cost basis of investments was approximately $62,432,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $6,651,000 of which approximately $11,087,000 related to appreciated securities and approximately $4,436,000 related to depreciated securities.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
OJSC	Open Joint Stock Company.

Morgan Stanley Eastern Europe Fund, Inc.

Notes to the Portfolio of Investments • March 31, 2014 (unaudited)

Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurements and Disclosures” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$—	$1,431	$—	$1,431
Banks	—	15,232	—	15,232
Beverages	—	2,280	—	2,280
Chemicals	—	1,098	—	1,098
Diversified Financial Services	—	1,996	—	1,996
Diversified Telecommunication Services	—	1,830	—	1,830
Energy Equipment & Services	—	629	—	629
Food & Staples Retailing	—	1,606	—	1,606
Information Technology Services	3,510	—	—	3,510
Insurance	—	2,142	—	2,142
Internet Software & Services	1,830	2,651	—	4,481
Oil, Gas & Consumable Fuels	—	17,701	—	17,701
Pharmaceuticals	—	2,863	—	2,863
Road & Rail	—	799	—	799
Textiles, Apparel & Luxury Goods	—	4,045	—	4,045
Wireless Telecommunication Services	3,231	2,476	—	5,707
Total Common Stocks	8,571	58,779	—	67,350
Short-Term Investment
Investment Company	1,733	—	—	1,733
Total Assets	$10,304	$58,779	$—	$69,083

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2014, securities with a total value of approximately $55,167,000 transferred from Level 1 to Level 2. At March 31, 2014, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Eastern Europe Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 20, 2014

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 20, 2014